Warrants and Options Disclosure: Schedule of Stock Warrants (Tables)	12 Months Ended
Dec. 31, 2014
Tables/Schedules
Schedule of Stock Warrants

	Number of Warrants and Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (in years)
Outstanding at December 31, 2012	2,515,000	$0.549
Granted	697,000	-
Exercised	-	-
Forfeited/Cancelled	(236,000)	-
Outstanding at December 31, 2013	2,976,000	$0.549	7.86
Exercisable at December 31, 2014	1,999,550	$0.581	8.71

Outstanding at December 31, 2013	2,976,000	$0.549	7.86
Granted	2,392,500	-
Exercised	-	-
Forfeited/Cancelled	(1,657,666)	-
Outstanding at December 31, 2014	3,710,834	$0.534	7.09
Exercisable at December 31, 2014	2,368,334	$0.553	6.33